Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Materials Portfolio	Apr. 29, 2023
VIP Materials Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(9.79%)
Past 5 years	4.84%
Past 10 years	7.17%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1519
Average Annual Return:
Past 1 year	(11.67%)
Past 5 years	6.61%
Past 10 years	9.44%